SEGMENTS - Schedule of Sales and Adjusted EBITDA by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting Information [Line Items]
Total revenue, net	$ 2,062,414	$ 2,042,672	$ 6,307,879	$ 6,173,013
Income tax expense	(15,524)	(13,017)	(75,385)	(40,604)
Interest expense	(17,473)	(20,899)	(54,209)	(62,359)
Depreciation	(22,616)	(21,737)	(66,852)	(69,182)
Amortization of intangible assets	(1,621)	(2,536)	(5,780)	(7,726)
Mark to market (losses) gains	(6,301)	4,783	(1,217)	2,926
Gain on asset sales	66	28,802	35	43,356
Gain (Loss) on Disposition of Business	0	0	75,945	0
Impairment of goodwill	0	0	(36,684)	0
Cyber-related incident	0	0	0	(5,321)
Other items	983	(222)	2,709	(1,085)
Income from continuing operations	15,131	55,657	142,665	154,391
Income (loss) from discontinued operations, net of income taxes	6,384	(1,672)	32,351	(27,616)
Net Income (Loss) Attributable to Nonredeemable Noncontrolling Interest	21,515	53,985	175,016	126,775
Net income	21,515	53,985	175,016	126,775
Legacy Dole Equity Method Investment
Segment Reporting Information [Line Items]
Income tax expense	(1,262)	(851)	(3,523)	(3,507)
Interest expense	(1,114)	(1,309)	(2,975)	(3,368)
Depreciation	(1,399)	(1,919)	(4,870)	(5,583)
Amortization of intangible assets	(552)	(631)	(1,655)	(1,887)
Other items	(128)	0	(466)	470
Fresh Fruit
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	42,904	45,111	182,958	180,138
Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	30,363	34,923	99,017	100,932
Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	8,805	5,159	35,617	27,191
Impairment of goodwill			(36,684)
Operating Segments
Segment Reporting Information [Line Items]
Total revenue, net	2,088,477	2,075,572	6,395,545	6,267,650
Operating Segments | Fresh Fruit
Segment Reporting Information [Line Items]
Total revenue, net	798,781	749,210	2,474,461	2,387,163
Operating Segments | Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Total revenue, net	899,639	856,351	2,698,088	2,570,080
Operating Segments | Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Total revenue, net	390,057	470,011	1,222,996	1,310,407
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenue, net	$ (26,063)	$ (32,900)	$ (87,666)	$ (94,637)